Summary of Significant Accounting Policies - Summary of Trade and Other Receivables Net (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Accounting Policies [Abstract]
Total trade receivables	$ 314,007	$ 336,888
Other receivables	49,773	40,348
Total trade and other receivables	363,780	377,236
Trade and other receivables, allowance for doubtful accounts (in dollars)	(4,293)	(3,646)
Total trade and other receivables, net	$ 359,487	$ 373,590